Cash and cash equivalents - Additional Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Guaranteed investment certificates amount		$ 157,058
$3,000,000 bearing interest at a rate of 0.56%
Disclosure of financial assets [line items]
Guaranteed investment certificates amount	$ 3,000,000
Percentage of Interest on Investments	0.37%
Redeemable period without penalty	60 days
$5,000,000 bearing interest at a rate of 0.53%
Disclosure of financial assets [line items]
Guaranteed investment certificates amount	$ 5,000,000
Percentage of Interest on Investments	0.86%
Redeemable period without penalty	30 days
$633,952 bearing interest at a rate of 0.08%
Disclosure of financial assets [line items]
Guaranteed investment certificates amount	$ 633,952
Percentage of Interest on Investments	0.08%
Redeemable period without penalty	30 days